S-K 1603(c) Fiduciary Duties to Other Companies	Aug. 03, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation

Jacob Cohen	Mangoceuticals, Inc. (Nasdaq: MGRX)	Telehealth and men’s health pharmaceutical company focused on developing and marketing prescription medications and related men’s wellness products	Chairman; Chief Executive Officer; Director

Jacob Cohen	American International Holdings Corp. (OTC: AMIH)	Publicly-traded holding company (former parent of Epiq Scripts, LLC; former sole owner of Mangoceuticals, Inc.)	Director

Jacob Cohen	Ronin Equity Partners, Inc.	Private investment company	Chief Executive Officer

Jacob Cohen	Cohen Enterprises, Inc.	Private investment company	Chief Executive Officer

Jacob Cohen	Epiq Scripts, LLC	Pharmacy/telehealth-related business (formerly majority owned by AMIH prior to February 15, 2023)	Co-Manager; controlling owner (51%)

Eugene Johnston	Mangoceuticals, Inc. (Nasdaq: MGRX)	Telehealth and men’s health pharmaceutical company focused on developing and marketing prescription medications and related men’s wellness products	Chief Financial Officer

Eugene Johnston	Greentree Financial Group, Inc.	Financial advisory and consulting firm	Business Development

Eugene Johnston	Peoplesway.com, Inc.	Skincare and nutritional products company	Director

Charles Churchwell III	1776 Sponsor, LLC	SPAC sponsor entity (owns Founder Shares; intends to purchase Private Placement Units)	Managing Member

Charles Churchwell III	Churchwell Insurance Agency LLC	Insurance brokerage firm; public-company D&O liability advisory practice	Founder; Principal

James Tunkey	I-OnAsia Ltd.	Global investigations and security consulting; risk management, due diligence, corporate investigations and security advisory services	Chief Operating Officer

James Tunkey	Gold Reserve Inc. (TSX.V: GRZ; OTCQX: GDRZF)	Exploration and development of gold and copper deposits	Independent Director

James Tunkey	Aurora Solar Technologies Inc. (TSXV: ACU)	Provider of inline measurement and control systems for photovoltaic product manufacturing	Independent Director

Casey Jensen	PHX Global, LLC	Executive management and international business advisory services	Managing Partner

Casey Jensen	JPM Capital, LLC	Corporate finance advisory firm	Chief Executive Officer

Casey Jensen	CTMG Consulting	Advisory firm focused on treasury governance, digital-asset strategy and corporate finance matters	Managing Director

Casey Jensen	Crypto Treasury Management Group (CTMG)	Digital-asset strategy and treasury governance frameworks for public-company clients	Founder

Thomas Gaffney	OFA Group (Nasdaq: OFAL)	AI-driven architecture and design-focused diversified holding company	Chief Operating Officer

Thomas Gaffney	Conduit Advisors	Strategic advisory firm focused on digital asset treasury strategies, tokenization, real-world asset structures and complex capital markets transactions	Founder

Thomas Gaffney	Greentree Global Advisors LLC	Advisory / consulting firm	Minority membership interest holder